Property, equipment and right of the use assets - Additional Information (Detail) - BRL (R$)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Imapairment loss	R$ 2,032,207,000
Gain on sale lease back transaction	6,260,000
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Imapairment loss	16,325,000
Net selling expense	R$ 15,854,000	R$ 144,251,000
Sale and Leaseback [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net selling expense		R$ 6,570,000